Billed and Unbilled Receivables - Schedule of Billed and Unbilled Receivables (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	Jun. 28, 2025	Dec. 28, 2024	Dec. 30, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed receivables	$ 205,347	$ 202,729	$ 155,988
Less: allowance for doubtful accounts	(4,288)	(4,160)	(3,395)
Billed receivables, net	201,059	198,569	152,593
Unbilled receivables	127,605	142,835	113,578
Less: allowance for doubtful accounts	(883)	(909)	(2,274)
Unbilled receivables, net	$ 126,722	$ 141,926	$ 111,304